Supplemental Share Information - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Share Information Treasury Stock RollForward
Treasury Stock, Shares, Beginning Balance	334,702,932	308,898,462	280,736,817
Reacquired stock	22,602,748	34,072,584	40,664,061
Issuances pursuant to stock options and benefit plans	(9,998,902)	(8,268,114)	(12,502,416)
Treasury Stock, Shares, Ending Balance	347,306,778	334,702,932	308,898,462